Intangible Assets (Details) - Schedule of intangible assets accumulated cost and amortization - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost
Beginning balance	$ 4,321
Impairment loss (note 34)		$ 41
Ending balance	3,556	4,321
Net carrying amount	3,556	4,321
Cost [Member]
Cost
Beginning balance	7,484	6,584
Additions	517	900
Transfers
Ending balance	8,001	7,484
Amortization and impairment [Member]
Cost
Beginning balance	3,163	1,874
Additions	1,282	1,248
Impairment loss (note 34)		41
Ending balance	4,445	3,163
Computer software / licenses [Member]
Cost
Net carrying amount	3,474	4,315
Computer software / licenses [Member] | Cost [Member]
Cost
Beginning balance	7,437	6,584
Additions	11	853
Transfers	430
Ending balance	7,878	7,437
Computer software / licenses [Member] | Amortization and impairment [Member]
Cost
Beginning balance	3,122	1,874
Additions	1,282	1,248
Impairment loss (note 34)
Ending balance	4,404	3,122
Work in progress [Member]
Cost
Net carrying amount	82	6
Work in progress [Member] | Cost [Member]
Cost
Beginning balance	6
Additions	506	6
Transfers	(430)
Ending balance	82	6
Work in progress [Member] | Amortization and impairment [Member]
Cost
Beginning balance
Additions
Impairment loss (note 34)
Ending balance
Goodwill [Member]
Cost
Net carrying amount
Goodwill [Member] | Cost [Member]
Cost
Beginning balance	41
Additions		41
Transfers
Ending balance	41	41
Goodwill [Member] | Amortization and impairment [Member]
Cost
Beginning balance	41
Additions
Impairment loss (note 34)		41
Ending balance	$ 41	$ 41